Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Expenses consist of the following:

	June 30,	December 31,
	2016	2015

Commission payable-the junket agents	$2,365,598	$4,531,003
Management fee payable-related party (Note 13)	360,848	399,959
Management and Directors' compensation	342,639	440,234
Others	585,468	659,800

	$3,654,553	$6,030,996